Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 22,765	$ 2,957
Restricted cash	50	50
Accounts and other receivables (net of allowance for doubtful accounts of $947 and $1,172 respectively)	2,815	2,620
Inventory	3,003	2,244
Prepaid expenses and other current assets	1,622	1,073
Total current assets	30,255	8,944
Property and equipment, net	1,454	584
Operating lease right-of-use assets	266	465
Other intangible assets, net	20,827	27,022
Other assets	1,456	46
Total assets	54,258	37,061
Current liabilities:
Accounts payable	3,468	3,655
Accrued and other liabilities	3,169	3,630
Warranty liability, current	415	397
Debt, current portion, net of deferred financing costs		3,609
Operating lease liabilities, current	279	314
Total current liabilities	7,331	11,605
Debt, noncurrent portion		9,168
Operating lease liabilities, noncurrent		163
Warranty liability, noncurrent	300	1,022
Deferred income taxes	555	615
Total liabilities	8,186	22,573
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	622,924	529,435
Accumulated deficit	(576,760)	(514,827)
Accumulated other comprehensive loss	(92)	(121)
Total stockholders' equity	46,072	14,488
Total liabilities and stockholders' equity	54,258	37,061
Series B convertible preferred stock
Stockholders' equity:
Preferred stock, Value
Series C convertible preferred stock
Stockholders' equity:
Preferred stock, Value		$ 1